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February 23, 2007

FIRM/AFFILIATE OFFICES BOSTON CHICAGO HOUSTON LOS ANGELES PALO ALTO SAN FRANCISCO WASHINGTON, D.C. WILMINGTON BEIJING BRUSSELS FRANKFURT HONG KONG LONDON MOSCOW MUNICH PARIS SINGAPORE SYDNEY TOKYO TORONTO VIENNA

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004
Attention: John Ganley

  Re:
  BlackRock Global Equity Income Trust—
  Pre-Effective Amendment No. 1 to Registration Statement on Form N-2

Ladies and Gentlemen:

        Electronically transmitted herewith for filing on behalf of BlackRock Global Equity Income Trust (formerly BlackRock Global Enhanced Equity Income Trust) (the "Trust") is Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

        If you have any questions or comments or require any additional information in connection with the Trust or the Registration Statement please telephone me at (212) 735-3406.

Very truly yours, /s/ Michael Hoffman Michael Hoffman

Enclosures